SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts (1)	Deductions	Balance at End of Period
Description
		(As adjusted)*
	(In thousands)
Year ended December 31, 2013:
Allowance for doubtful accounts and sales returns and allowances	$7,221	$601	$—	$(1,628)	$6,194
Deferred tax asset valuation allowance	14,243	(4,469)	—	(714)	9,060
Year ended December 31, 2012:
Allowance for doubtful accounts and sales returns and allowances	$6,978	$1,315	$—	$(1,072)	$7,221
Deferred tax asset valuation allowance	32,304	(16,979)	477	(1,559)	14,243
Year ended December 31, 2011:
Allowance for doubtful accounts and sales returns and allowances	$7,322	$1,118	$—	$(1,462)	$6,978
Deferred tax asset valuation allowance	36,634	127	(4,238)	(219)	32,304

* See Note 2A of the consolidated financial statements for further discussion of the impact of the change in accounting for the medical device excise tax.

(1) In 2012, $0.5 million of deferred tax liability was reclassified to the valuation allowance with no impact to the consolidated statement of operations. In 2011, $4.2 million of the valuation allowance was reclassified to long-term taxes payable with no impact to the consolidated statements of operations. There were no such reclassification adjustments made during 2013.